Basis of preparation and presentation (Details Narrative)	12 Months Ended
Jun. 30, 2018
LegalEntityLineItems [Line Items]
Description of Current income tax and social contribution	Current income tax and social contribution are calculated applying a rate of 15%, plus surtax of 10% on taxable profit exceeding R$240 per annum for income tax, and 9% on taxable profit for social contribution on net profit.
Income and social contribution tax loss carryforwards,Limitations on Use	Income tax and social contribution loss carryforwards can be used to offset the payment of income tax and social contribution tax payable limited to 30% of annual taxable profit, except for the rural activity which may reach 100% of annual taxable profit. Tax loss carryforwards do not expire.
Suh rates for income tax	25.00%
Suh rates for social contribution tax	9.00%
Brazilian tax legislation [Member]
LegalEntityLineItems [Line Items]
Description of rate use calcalute taxable profit	Under this regime, taxable profit for income and social contribution tax is calculated by applying a rate of 8% and 12% on gross revenue, respectively, on which the statutory rates for income and social contribution tax are applied.